INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Amounts Due To and From Legacy Dolt (Details) - Legacy Dole - USD ($) $ in Thousands	Jul. 29, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Amounts due from Legacy Dole presented within accounts receivable	$ 1,800	$ 1,298
Amounts due to Legacy Dole presented within accounts payable	$ 8,700	$ 2,627